Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 98.2%
Apparel — 1.7%
LVMH Moet Hennessy Louis Vuitton S.E., ADR	15,101	$2,319,665
Auto Manufacturers — 1.5%
Ferrari N.V.	4,296	2,019,592
Beverages — 2.8%
The Coca-Cola Co.	52,895	3,801,035
Commercial Services — 4.9%
Equifax, Inc.	9,453	2,777,858
S&P Global, Inc.	4,311	2,227,149
TransUnion	4,262	446,231
Verisk Analytics, Inc.	4,331	1,160,535
		6,611,773
Computers — 7.1%
Apple, Inc.	41,140	9,585,620
Diversified Financial Services — 8.6%
Intercontinental Exchange, Inc.	28,361	4,555,911
Mastercard, Inc., Class A	2,366	1,168,331
Visa, Inc., Class A	21,646	5,951,567
		11,675,809
Environmental Control — 2.7%
Waste Connections, Inc.	20,476	3,661,518
Healthcare Products — 6.5%
Danaher Corp.	14,371	3,995,425
Intuitive Surgical, Inc.*	5,807	2,852,805
The Cooper Cos., Inc.*	18,428	2,033,346
		8,881,576
Healthcare Services — 4.1%
UnitedHealth Group, Inc.	9,584	5,603,573
Internet — 15.5%
Alphabet, Inc., Class A	46,745	7,752,658
Alphabet, Inc., Class C	7,614	1,272,985
Amazon.com, Inc.*	36,232	6,751,109
Booking Holdings, Inc.	452	1,903,878
VeriSign, Inc.*	17,721	3,366,281
		21,046,911
Real Estate — 2.3%
CoStar Group, Inc.*	42,040	3,171,498
Retail — 0.4%
The Home Depot, Inc.	1,523	617,120
Semiconductors — 11.3%
NVIDIA Corp.	110,267	13,390,824
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,253	1,954,309
		15,345,133
Software — 25.1%
Autodesk, Inc.*	7,240	1,994,475
	Number of Shares	Value†

Software — (continued)
Broadridge Financial Solutions, Inc.	10,744	$2,310,282
Electronic Arts, Inc.	18,088	2,594,543
Intuit, Inc.	6,553	4,069,413
Microsoft Corp.	37,175	15,996,403
MSCI, Inc.	2,729	1,590,816
Salesforce, Inc.	12,593	3,446,830
Synopsys, Inc.*	1,532	775,789
Veeva Systems, Inc., Class A*	6,260	1,313,786
		34,092,337
Telecommunications — 2.9%
Motorola Solutions, Inc.	8,821	3,966,186
Transportation — 0.8%
J.B. Hunt Transport Services, Inc.	6,390	1,101,189
TOTAL COMMON STOCKS (Cost $95,616,276)		133,500,535

REAL ESTATE INVESTMENT TRUSTS — 1.1%
Diversified — 1.1%
Equinix, Inc. (Cost $1,355,859)	1,654	1,468,140

SHORT-TERM INVESTMENTS — 0.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $632,995)	632,995	632,995
TOTAL INVESTMENTS — 99.8% (Cost $97,605,130)		$135,601,670
Other Assets & Liabilities — 0.2%		269,971
TOTAL NET ASSETS — 100.0%		$135,871,641

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2024††
United States	93%
Canada	3
France	2
Italy	1
Taiwan	1
Total	100%
††	% of total investments as of September 30, 2024.

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